Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Leases Disclosure [Line Items]
2012	¥ 13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312
Total	¥ 35,963